Balance sheet details - Accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued expenses:
Accrued transaction costs	$ 2,459	$ 0
Accrued professional services	1,010	1,953
Accrued compensation and related benefits	1,438	1,108
Other accruals	113	318
Other current liabilities:
Other payroll expenses	247	175
Customer deposit	21	21
Current portion of long term debt, net	30	39
Total accrued expenses and other current liabilities	$ 5,318	3,614
DWave System [Member]
Accrued expenses:
Accrued professional services		1,953	$ 1,534
Accrued compensation and related benefits		1,108	1,211
Other accruals		318	147
Other current liabilities:
Other payroll expenses		175	291
Customer deposit		21	0
Current portion of long-term debt, net		39	0
Total accrued expenses and other current liabilities		$ 3,614	$ 3,183